Other Reserves (Details)				1 Months Ended
	Jul. 27, 2022 $ / shares shares	Nov. 05, 2021 $ / shares shares	Oct. 29, 2020 shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 AUD ($)
Other Reserves (Details) [Line Items]
Stock options issued | shares			9,000,000
Revaluation financials amount				$ 607,000
Value of shares owed						$ 73,088
Dr. Jerry Kanellos [Member]
Other Reserves (Details) [Line Items]
Number of shares unlisted option | shares		500,000
Unlisted option exercisable per shares | $ / shares		$ 0.25
Mr. Richard J. Berman [Member]
Other Reserves (Details) [Line Items]
Number of shares unlisted option | shares	1,430,000
Unlisted option exercisable per shares | $ / shares	$ 0.12
Dr. Gary S. Jacob [Member]
Other Reserves (Details) [Line Items]
Options granted					$ 975,000
Revaluation of options value					$ 368,000